UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Management, LLC

Address:   18 Swan Road
           Mahwah, NJ 07430


Form 13F File Number: 028-13504


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      Mahwah, NJ                         5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-11852         BAM Capital, LLC
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $        2,110
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2     028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.
(2) The value of shares provided in
Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting
authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
BIOSANTE PHARMACEUTICALS INC COM NEW        09065V203      317  160,200     PUT  DEFINED    1,2         0 160,200    0
BIOSANTE PHARMACEUTICALS INC COM NEW        09065V203      664  335,500     CALL DEFINED    1,2         0 335,500    0
GENVEC INC                   COM            37246C109      123  306,459 SH       DEFINED    1,2         0 306,459    0
ONCOTHYREON INC              COM            682324108      207   53,400     PUT  DEFINED    1,2         0  53,400    0
ONCOTHYREON INC              COM            682324108       12    3,000     CALL DEFINED    1,2         0   3,000    0
RXI PHARMACEUTICALS CORP     COM            74978T109      787  570,030 SH       DEFINED    1,2         0 570,030    0